Note 4 - Vessels, Net (Details Textual) - USD ($)			6 Months Ended
	Mar. 17, 2025	Jan. 29, 2025	Jun. 30, 2026	Jun. 30, 2025
Gain (Loss) on Disposition of Property Plant Equipment			$ (0)	$ 2,083,596
M/V “Tasos” Vessels [Member]
Proceeds From Sale of Vessel		$ 5,000,000
Gain (Loss) on Disposition of Property Plant Equipment	$ 2,083,596